Fair Value Measurements (Details) - Schedule of assets are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and marketable securities held in Trust Account	$ 130,203,176	$ 130,681,047	$ 130,311,535
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability – Private Warrants	$ 7,229,069	$ 3,950,311	$ 1,975,155